Note 3 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended	12 Months Ended
	Jul. 07, 2016	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long-term Debt, Current Maturities		$ 32,099,766	$ 31,487,253
Cash, Uninsured Amount		10,800,000	12,000,000
Cash, FDIC Insured Amount		$ 250,000	$ 250,000
Minimum [Member]
Contractual Agreements, Term		1 year	1 year
Maximum [Member]
Contractual Agreements, Term		3 years	3 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	20
Restatement Adjustment [Member]
Long-term Debt, Current Maturities		$ 32,099,766	$ 31,487,253